Subsequent Events (Details) - USD ($)	Feb. 01, 2017	Jan. 03, 2017	May 31, 2016	Nov. 16, 2012
Subsequent Event
Subsequent Event [Line Items]
Installment loans provided by a third party financing provider		$ 4,000
Senior Notes
Subsequent Event [Line Items]
Principal amount				$ 1,300,000,000
7.875% Senior Secured Notes Due 2022 | Senior Notes
Subsequent Event [Line Items]
Principal amount			$ 500,000,000.0
7.875% Senior Secured Notes Due 2022 | Senior Notes | Subsequent Event
Subsequent Event [Line Items]
Principal amount	$ 300,000,000.0
Debt instrument, redemption price, percentage	108.25%
Minimum | Subsequent Event
Subsequent Event [Line Items]
Term of loan		42 months
Maximum | Subsequent Event
Subsequent Event [Line Items]
Term of loan		60 months
Citizens | Subsequent Event
Subsequent Event [Line Items]
Consumer financing program, term of agreement		5 years
Consumer financing program, term of agreement renewal		1 year
Citizens | Minimum | Subsequent Event
Subsequent Event [Line Items]
Percent of credit losses		5.00%
Citizens | Maximum | Subsequent Event
Subsequent Event [Line Items]
Percent of credit losses		100.00%